Research and development expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Research and development expenses
Personnel expenses	€ 34,043	€ 22,887
External research and development expenses	125,096	46,780
Materials and consumables	1,267	878
Depreciation and amortisation	1,096	932
Other expenses	10,216	6,827
Research and development expenses	€ 171,718	€ 78,304